LONG-TERM DEBT AND FINANCING (Tables)	9 Months Ended
Dec. 31, 2021
LONG-TERM DEBT AND FINANCING
Schedule of detailed information about borrowings

	As at	As at
	December 31, 2021	March 31, 2021
DIP Facility (a)	$158,475	$126,735
Less: Debt issue costs (a)	(1,297)	(6,312)
Filter Group financing (b)	2,395	4,617
Credit Facility - subject to compromise (c)	159,977	227,189
Term Loan - subject to compromise (d)	290,493	289,904
Note Indenture - subject to compromise (e)	13,553	13,607
	623,596	655,740
Less: Current portion	(623,385)	(654,180)
	$211	$1,560

Schedule of future annual minimum principal repayments

	Less than			More than
	1 year	1–3 years	4–5 years	5 years	Total
DIP Facility (a)	$158,475	$–	$–	$–	$158,475
Less: Debt issue costs (a)	(1,297)	–	–	–	(1,297)
Filter Group financing (b)	2,184	211	–	–	2,395
Credit Facility - subject to compromise (c)	159,977	–	–	–	159,977
Term Loan - subject to compromise (d)	290,493	–	–	–	290,493
Note Indenture - subject to compromise (e)	13,553	–	–	–	13,553
	$623,385	$211	$–	$–	$623,596

Schedule of finance costs

	Three months ended December 31,		Nine months ended December 31,
	2021	2020	2021	2020
DIP Facility (a)	$8,253	$–	$22,651	$–
Filter Group financing (b)	64	165	240	540
7.0% $13M subordinated notes (c)	–	280	–	280
Credit Facility (c)	5,492	4,712	15,872	15,229
Term Loan (d)	–	8,242	–	8,242
8.75% term loan (f)	–	–	–	18,055
6.75% $100M convertible debentures (g)	–	–	–	4,762
6.75% $160M convertible debentures (h)	–	–	–	6,948
6.5% convertible bonds (i)	–	–	–	536
Supplier finance and others	462	4,278	316	14,682
	$14,271	$17,677	$39,079	$69,274